SUPPLEMENTAL CASH FLOW DISCLOSURE (Variations in non-cash transactions) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Jan. 01, 2023
Cash flow statement [Abstract]
Net additions to property, plant and equipment and intangible assets included in accounts payable and accrued liabilities	$ 7,775	$ (1,522)
Proceeds on disposal of property, plant and equipment and computer software included in other current assets	(446)	157
Additions to right-of-use assets included in lease obligations	16,717	2,960
Shares repurchases for cancellation included in accounts payable and accrued liabilities	9,951	(5,299)
Non-cash ascribed value credited to share capital from shares issued or distributed pursuant to vesting of restricted share units and exercise of stock options	29,247	8,996
Deferred compensation credited to contributed surplus	(2,075)	(2,110)
Non-cash ascribed value credited to contributed surplus for dividends attributed to restricted share units	$ 1,712	$ 1,497